Note 18 - Stockholders' Equity (Deficit) (Details) - Nonvested Restricted Stock Unit Activity (Restricted Stock Units (RSUs) [Member], USD $)	1 Months Ended	12 Months Ended
	Sep. 19, 2013	Sep. 30, 2013
Restricted Stock Units (RSUs) [Member]
Note 18 - Stockholders' Equity (Deficit) (Details) - Nonvested Restricted Stock Unit Activity [Line Items]
Grants	1,865,450	621,817
Grants (in Dollars per share)		$ 455,733
Vested		385,917
Vested (in Dollars per share)		$ 148,578
Nonvested restricted stock units at September 30, 2013		771,833
Nonvested restricted stock units at September 30, 2013 (in Dollars per share)		$ 307,155